Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Information

The tables below present segment information reconciled to total Company loss from operations, with segment operating loss including gross profit less direct research and development expenses and direct selling, general and administrative expenses to the extent specifically identified by segment:

	Three Months Ended March 31, 2019
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$1,769,000	$-	$1,769,000
Gross margin	998,000	-	998,000
Research and development expenses	345,000	411,000	756,000
Depreciation and amortization expense	50,000	-	50,000
Selling, general and administrative expenses	1,469,000	34,000	1,503,000
Change in fair value of contingent consideration	(10,000)	-	(10,000)
Total operating expenses	(1,854,000)	(445,000)	(2,299,000)
Loss from operations	$(856,000)	$(445,000)	$(1,301,000)

	Three Months Ended March 31, 2018
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$985,000	$-	$985,000
Gross margin	467,000	-	467,000
Research and development expenses	189,000	100,000	289,000
Depreciation and amortization expense	41,000	-	41,000
Selling, general and administrative expenses	1,250,000	10,000	1,260,000
Total operating expenses	(1,480,000)	(110,000)	(1,590,000)
Loss from operations	$(1,013,000)	$(110,000)	$(1,123,000)

The tables below present segment information reconciled to total Company loss from operations, with segment operating loss including gross profit less direct research and development expenses and direct selling, general and administrative expenses to the extent specifically identified by segment:

	Year Ended December 31, 2018
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$5,687,000	$-	$5,687,000
Gross margin	3,203,000	-	3,203,000
Research and development expenses	808,000	731,000	1,539,000
Depreciation and amortization expense	163,000	-	163,000
Selling, general and administrative expenses	4,340,000	177,000	4,517,000
Total operating expenses	(5,311,000)	(908,000)	(6,219,000)
Loss from operations	$(2,108,000)	$(908,000)	$(3,016,000)

	Year Ended December 31, 2017
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$3,809,000	$-	$3,809,000
Gross margin	2,292,000	-	2,292,000
Research and development expenses	970,000	32,000	1,002,000
Depreciation and amortization expense	218,000	-	218,000
Selling, general and administrative expenses	3,286,000	12,000	3,298,000
Total operating expenses	(4,474,000)	(44,000)	(4,518,000)
Loss from operations	$(2,182,000)	$(44,000)	$(2,226,000)